Common Stock Note: Schedule of Warrant Valuation Assumptions (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Warrant Valuation Assumptions
April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%